PARTY-IN-INTEREST TRANSACTIONS - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Related Party and Party-in-Interest Transactions [Line Items]
PARTY-IN-INTEREST TRANSACTIONS

NOTE 6 — RELATED PARTY TRANSACTIONS

Certain general and administrative expenses are paid by the Sponsor on behalf of the Plan. For the year ended December 31, 2025, these expenses amounted to $109,208, which are not included in the Plan’s statement of changes in net assets available for benefits.

PARTY-IN-INTEREST TRANSACTIONS
EBP, Related Party and Party-in-Interest Transactions [Line Items]
PARTY-IN-INTEREST TRANSACTIONS

NOTE 5 — PARTY-IN-INTEREST TRANSACTIONS

Exempt Party-In-Interest Transactions

Plan investments include time deposits with Banco Popular de Puerto Rico; therefore, these transactions qualify as party-in-interest transactions.

Microsoft Corporation is the parent company of the Sponsor. Accordingly, transactions in Microsoft Common Stock qualify as exempt party-in-interest transactions. As of December 31, 2025 and 2024, the Plan held 11,889 shares of Microsoft Common Stock valued at $5,749,758 and 11,883 shares valued at $5,008,685, respectively. For the year ended December 31, 2025, the Plan recorded Microsoft Common Stock dividend income of $40,387.

Participant loans, which are secured by the vested balances in the participants’ accounts, also qualify as party-in-interest transactions.